Employees and directors, Sharesave and Employee Stock Purchase Plan 2006 (Details) $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($) shares Plan $ / £	Oct. 31, 2021 shares £ / shares	Oct. 31, 2020 USD ($) shares $ / £	Oct. 31, 2020 shares £ / shares	Oct. 31, 2019 USD ($) shares
Share-Based Plans Outstanding [Abstract]
Exercised (in shares) | shares	(18,877,264)		(18,856,680)		(14,533,973)
Share-Based Payment Significant Inputs [Abstract]
Number of employee benefit plans | Plan	2
Share based compensation charge | $	$ 14.3		$ 17.0		$ 68.8
Sharesave Plan 2006 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at beginning period (in shares) | shares	1,935,000		438,000
Exercised (in shares) | shares	(2,000)		0
Forfeited/lapsed (in shares) | shares	(316,000)		(912,000)
Granted (in shares) | shares	355,000		2,409,000
Outstanding at ending period (in shares) | shares	1,972,000		1,935,000		438,000
Exercisable at ending period (in shares) | shares		14,000	0	0
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share)		£ 2.93		£ 12.21
Exercised (in pounds per share)		2.41		10.23
Forfeited (in pounds per share)		4.08		8.55
Granted (in pounds per share)		2.03		3.38
Outstanding at period end (in pounds per share)		2.59		2.93
Exercisable at ending period (in pounds per share)		10.23		£ 0
Share-Based Payment Significant Inputs [Abstract]
Employee plans saving period	3 years
Percentage of grants of option with option price at discount	20.00%
Sharesave Plan 2006 [Member] | October 1, 2021 - March 31, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	13,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 3, 2018
Exercise price per share (in pounds per share)		10.230
Exercise period	October 1, 2021 – March 31, 2022
Sharesave Plan 2006 [Member] | October 1, 2021 - March 31, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 3, 2018
Exercise price per share (in pounds per share)		11.590
Exercise period	October 1, 2021 – March 31, 2022
Sharesave Plan 2006 [Member] | April 1, 2022 - September 30, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	8,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 7, 2019
Exercise price per share (in pounds per share)		13.440
Exercise period	April 1, 2022 – September 30, 2022
Sharesave Plan 2006 [Member] | April 1, 2022 - September 30, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 7, 2019
Exercise price per share (in pounds per share)		15.330
Exercise period	April 1, 2022 – September 30, 2022
Sharesave Plan 2006 [Member] | October 1, 2021 - March 31, 2023 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	6,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 5, 2019
Exercise price per share (in pounds per share)		14.110
Exercise period	October 1, 2021 – March 31, 2023
Sharesave Plan 2006 [Member] | October 1, 2021 - March 31, 2023 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 5, 2019
Exercise price per share (in pounds per share)		15.743
Exercise period	October 1, 2021 – March 31, 2023
Sharesave Plan 2006 [Member] | April 1, 2023 - September 30, 2023 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	54,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 5, 2020
Exercise price per share (in pounds per share)		6.177
Exercise period	April 1, 2023 – September 30, 2023
Sharesave Plan 2006 [Member] | April 1, 2023 - September 30, 2023 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	3,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 5, 2020
Exercise price per share (in pounds per share)		7.282
Exercise period	April 1, 2023 – September 30, 2023
Sharesave Plan 2006 [Member] | October 1, 2023 - March 31, 2024 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,494,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 21, 2020
Exercise price per share (in pounds per share)		2.413
Exercise period	October 1, 2023 – March 31, 2024
Sharesave Plan 2006 [Member] | October 1, 2023 - March 31, 2024 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	86,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 21, 2020
Exercise price per share (in pounds per share)		2.411
Exercise period	October 1, 2023 – March 31, 2024
Sharesave Plan 2006 [Member] | April 1, 2024 - September 30, 2024 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	135,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 5, 2021
Exercise price per share (in pounds per share)		3.732
Exercise period	April 1, 2024 – September 30, 2024
Sharesave Plan 2006 [Member] | April 1, 2024 - September 30, 2024 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	10,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 5, 2021
Exercise price per share (in pounds per share)		3.732
Exercise period	April 1, 2024 – September 30, 2024
Sharesave Plan 2006 [Member] | October 1, 2024 - March 31, 2025 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	160,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 6, 2021
Exercise price per share (in pounds per share)		£ 3.218
Exercise period	October 1, 2024 – March 31, 2025
Employee Stock Purchase Plan 2006 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at beginning period (in shares) | shares	2,255,000		1,192,000
Exercised (in shares) | shares	(1,022,000)		(1,472,000)
Forfeited/lapsed (in shares) | shares	(238,000)		(423,000)
Granted (in shares) | shares	2,789,000		2,958,000
Outstanding at ending period (in shares) | shares	3,784,000		2,255,000		1,192,000
Exercisable at ending period (in shares) | shares		0	0	0
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share)		£ 6.17		£ 11.82
Exercised (in pounds per share)		14.30		10.27
Forfeited (in pounds per share)		13.41		10.82
Granted (in pounds per share)		3.60		6.60
Outstanding at period end (in pounds per share)		3.84		6.17
Exercisable at ending period (in pounds per share)		0		0
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share)		4.23		4.38
Employee plans saving period	2 years
Percentage of grants of option with option price at discount	15.00%
Employee Stock Purchase Plan 2006 [Member] | Bottom of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility	68.86%		57.72%
Expected dividend yield | $ / £	4.73%		8.22%
Expected option life	2		2
Annual risk-free interest rate | $ / £	0.52%		0.20%
Employee Stock Purchase Plan 2006 [Member] | Top of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility	77.52%		72.37%
Expected dividend yield | $ / £	5.78%		16.11%
Expected option life	3		3
Annual risk-free interest rate | $ / £	0.76%		0.52%
Employee Stock Purchase Plan 2006 [Member] | March 1, 2022 - May 31, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	684,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 1, 2020
Exercise price per share (in pounds per share)		6.359
Exercise period	March 1, 2022 – May 31, 2022
Employee Stock Purchase Plan 2006 [Member] | September 1, 2022 - October 1, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,085,000
Weighted Average Exercise Price [Abstract]
Date of grant	September 1, 2020
Exercise price per share (in pounds per share)		2.702
Exercise period	September 1, 2022 – October 1, 2022
Employee Stock Purchase Plan 2006 [Member] | March 1, 2023 - May 31, 2023 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,258,000
Weighted Average Exercise Price [Abstract]
Date of grant	April 1, 2021
Exercise price per share (in pounds per share)		3.692
Exercise period	March 1, 2023 – May 31, 2023
Employee Stock Purchase Plan 2006 [Member] | October 1, 2023 - November 1, 2023 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	757,000
Weighted Average Exercise Price [Abstract]
Date of grant	October 1, 2021
Exercise price per share (in pounds per share)		3.448
Exercise period	October 1, 2023 – November 1, 2023
Sharesave Plan and Employee Stock Purchase Plan 2006 [Member]
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share)		£ 1.61		£ 1.27
Share based compensation charge | $	$ 5.3		$ 5.1